Financial instruments and risk management (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2025 CHF (SFr) Institution	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Financial assets and liabilities
Financial assets	SFr 92,974	SFr 167,008
Financial liabilities	14,676	20,183
Financial risks
Foreign exchange gains (losses)	(2,803)	(1,598)	SFr (1,467)
Long-term lease liabilities
Financial assets and liabilities
Financial liabilities	3,689	4,401
Trade and other payables
Financial assets and liabilities
Financial liabilities	2,068	2,658
Accrued expenses
Financial assets and liabilities
Financial liabilities	8,067	12,098
Short-term lease liabilities
Financial assets and liabilities
Financial liabilities	852	1,026
Long-term financial assets
Financial assets and liabilities
Financial assets	584	415
Other current receivables
Financial assets and liabilities
Financial assets	978	1,104
Short-term financial assets
Financial assets and liabilities
Financial assets	64,617	129,214
Cash and cash equivalents
Financial assets and liabilities
Financial assets	26,795	36,275
Foreign Currency Exchange Risk
Financial risks
Foreign exchange gains (losses)	SFr (2,800)	(1,600)	SFr (1,500)
Percentage of reasonably possible strengthening or weakening of reporting currency against other relevant currencies	10.00%
Increase (decrease) in profit (loss) resulting from reasonably possible strengthening or weakening of reporting currency against other relevant currencies	SFr (3,300)	(5,000)
Credit Risk
Financial risks
Number of financial institutions holding cash and cash equivalents and short-term financial assets | Institution	6
Liquidity Risk | Trade and other payables | Less than one year
Financial assets and liabilities
Financial liabilities	SFr 2,100	2,700
Liquidity Risk | Accrued expenses | Less than one year
Financial assets and liabilities
Financial liabilities	SFr 8,100	SFr 12,100
Interest Rate
Financial risks
Percentage of reasonably possible increase or decrease in interest rates	10.00%
Interest Rate | Maximum
Financial risks
Increase (decrease) in profit (loss) resulting from reasonably possible increase or decrease in interest rates	SFr 100